Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Statement [Line Items]
Cash	$ 77.5	$ 266.9	$ 97.9
Accounts receivable	192.7	227.6
Governmental loans	(206.3)	(158.6)
Other long-term liabilities	(70.7)	(26.7)
Currency risk [member]
Statement [Line Items]
Cash	54.9	1.9
Restricted cash	0.1	0.1
Accounts receivable	120.6	107.0
Bank indebtedness	(152.9)	0.0
Accounts payable and accrued liabilities	(120.8)	(139.4)
Governmental loans	(206.3)	(158.6)
Other long-term liabilities	(32.1)	(23.7)
Net Canadian dollar denominated financial instruments	$ (336.5)	$ (212.7)